Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
ASSETS
Cash and equivalents	$ 3,275	$ 2,367
Receivables, less allowances of $109 in 2012 and $103 in 2013	4,808	4,983
Inventories	1,895	2,125
Other current assets	1,021	651
Total current assets	10,999	10,126
Property, plant and equipment, net	3,605	3,509
Other assets
Goodwill	7,509	8,026
Other intangible assets	1,672	1,838
Other	926	319
Total other assets	10,107	10,183
Total assets	24,711	23,818
Short-term borrowings and current maturities of long-term debt	1,587	1,506
Accounts payable	2,725	2,767
Accrued expenses	3,184	2,732
Income taxes	129	128
Total current liabilities	7,625	7,133
Long-term debt	4,055	3,787
Other liabilities	2,313	2,456
Equity
Common stock, $0.50 par value per share; authorized, 1,200,000,000 shares; issued, 953,354,012 shares; outstanding, 724,113,291 shares in 2012 and 706,660,259 shares in 2013	477	477
Additional paid-in capital	352	324
Retained earnings	18,930	18,107
Accumulated other comprehensive income (loss)	(189)	(731)
Common stockholders' equity before treasury stock	19,570	18,177
Less: Cost of common stock in treasury, 229,240,721 shares in 2012 and 246,693,753 shares in 2013	8,985	7,882
Common stockholders' equity	10,585	10,295
Noncontrolling interests in subsidiaries	133	147
Total equity	10,718	10,442
Total liabilities and equity	$ 24,711	$ 23,818